Goodwill	12 Months Ended
Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	GOODWILL
The Group completed the annual impairment test as at March 31, 2021 for its CGUs which are categorized as follows: (i) the operations in Canada excluding Alithya Digital Technology Corporation (“ADT”), (ii) the operations of ADT, (iii) the operations in France, (iv) EPM U.S. operations and (v) ERP U.S. operations.

As at	March 31, 2021
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$	$	$
Beginning balance	26,950	7,694	150	10,012	32,802	77,608
Foreign currency translation adjustment	—	—	(13)	(1,097)	(3,592)	(4,702)
Net carrying amount	26,950	7,694	137	8,915	29,210	72,906

As at	March 31, 2020
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$	$	$
Beginning balance	20,060	9,794	1,836	12,296	35,648	79,634
Business acquisitions (note 3)	6,890	—	—	3,374	—	10,264
Divestiture of subsidiary	—	—	—	—	(576)	(576)
Impairment	—	(2,100)	(1,700)	(6,600)	(4,300)	(14,700)
Foreign currency translation adjustment	—	—	14	942	2,030	2,986
Net carrying amount	26,950	7,694	150	10,012	32,802	77,608

The Group completed an annual impairment test as at March 31, 2021 and concluded no impairment occurred. The Group had performed its annual goodwill impairment test, on March 31, 2020, in the context of the COVID-19 pandemic and the significantly increased uncertainty surrounding global economic conditions in general, and the outlook of the Group’s clients’ different markets and industries in particular. As a result, the Company recorded a total goodwill impairment of $14,700,000, relating to certain CGUs as indicated in the above table. The immediate and long-term impacts of the COVID-19 pandemic, including related government and central bank interventions were unknown at that time and any estimate thereof is subject to significant uncertainty. The effects of the pandemic may therefore differ from those used in the above impairment calculations.
8. GOODWILL (CONT’D)
In assessing whether goodwill is impaired, the carrying amount of the CGU was compared to its recoverable amount. The recoverable amount of each CGU was determined based on the value-in-use calculations, covering a detailed three-year forecast, which reflect such increased uncertainty and risks, followed by an extrapolation of expected cash flows for the remaining useful lives using the declining growth rate determined by management. The present value of the expected cash flows of each CGU is determined by applying a suitable after tax value Weighted Average Cost of Capital (“WACC”) reflecting current market assessments of the time value of money and the CGU-specific risks.
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2021
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	10.8	11.2	14.6	13.2	13.4
Long-term growth rate of net operating cash flows*	3.4	3.4	4.5	3.4	3.4

* The long-term growth rate is based on published industry research.

As at	March 31, 2020
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	14.0	14.0	16.0	16.5	17.0
Long-term growth rate of net operating cash flows*	3.0	4.0	3.0	3.0	3.0

* The long-term growth rate is based on published industry research.
No reasonably possible change in any of the above key assumptions would cause the carrying value of any CGU to exceed its recoverable amount.